INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Gain(Loss) for the year before income tax	$ (48,023)	$ (301,000)	$ (296,000)
Expected income tax recovery based on statutory rate	(10,000)	(63,000)	(62,000)
Adjustment to expected income tax benefit:
Permanent differences	0	0	(4,000)
Change in tax rate	0	0	0
Change in benefit of tax assets not recognized	10,000	63,000	66,000
Income tax reconciliation amount	$ 0	$ 0	$ 0